STOCK OPTIONS: (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of changes in the stock option plan for nine months ended July 31, 2013 is as follows:

	Number of Options	Weighted-Average Exercise Price
Outstanding at October 31, 2012:	358,459	$20.00
Granted	134,600	$9.375
Exercised	—	—
Expired	(25,136)	18.75
Outstanding at July 31, 2013	467,923	$17.50
Vested and Exercisable at July 31, 2013	290,300	$17.50

A summary of the grants, cancellations and expirations (none were exercised) of the Company’s outstanding options for the periods starting with October 31, 2010 through October 31, 2012 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding as of October 31, 2010	211,739	20.00	7.4	415,967
Granted	6,800	15.00	9.2	15,200
Cancelled or Expired	—	—	—	—
Outstanding as of October 31, 2011	218,539	20.00	8.1	367,417
Granted	140,320	18.75	9.0	—
Cancelled or Expired	(400)	12.50	6.75	—
Outstanding as of October 31, 2012	358,459	20.00		—
Vested & Exercisable at October 31, 2012	234,225	$20.00	5.75	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The expected dividend yield is zero as the Company has never paid dividends to common shareholders and does not currently anticipate paying any in the foreseeable future.

	Year Ended October 31, 2012	Year Ended October 31, 2011
Expected volatility	143.00%	150.44%
Expected Life	10.0 years	10.0 years
Dividend yield	0	0
Risk-free interest rate	2.10%	3.50%
Forfeiture Rate	4.4%	4.4%